INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit for the period	$ 77	$ 82	$ 162	$ 126
Items that may be reclassified to profit or loss
Foreign currency translation	(33)	(4)	(77)	11
Fair value re-measurement of financial instruments	0	0	0	2
Other comprehensive (loss) / income, net of tax	(33)	(4)	(77)	13
Total comprehensive income / (loss)	$ 44	$ 78	$ 85	$ 139